Medicare Part D Medicare Part D (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, net	$ 8,729	$ 6,479
Centers for Medicare and Medicaid Services [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, net	$ 2,400	$ 700